Warrants - warrants were issued but not exercised (Details) - shares	1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2022	Dec. 31, 2021
Disclosure of fair value measurement of liabilities [line items]
Number of warrants issued but not exercised	21,265,146	19,265,136	21,265,146
Public Warrants
Disclosure of fair value measurement of liabilities [line items]
Number of warrants issued but not exercised	15,265,146	15,265,136	15,265,146
Mudrick Warrants
Disclosure of fair value measurement of liabilities [line items]
Number of warrants issued but not exercised	4,000,000	4,000,000	4,000,000
MWC Options
Disclosure of fair value measurement of liabilities [line items]
Number of warrants issued but not exercised	2,000,000		2,000,000